Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Income Tax Expense [Abstract]
Loss before income taxes	$ (3,303,652)	$ (3,098,532)	$ (5,934,772)
Income tax expense at the PRC statutory rate	(495,548)	(404,481)	(653,066)
Non-deductible expenses	239,939	54,477	226,003
Deductible research and development expenses	(46,707)	(27,629)	(29,497)
Deferred tax provision	(1,441,907)	(1,250,105)	(876,804)
Valuation allowance for deferred tax assets	1,441,907	1,250,105	876,804
Effect of income tax rate differences in jurisdictions other than the PRC	302,316	377,633	456,560
Total income tax expenses